Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Cash Flow Information [Abstract]
Summary of Investing Activities with Partial Cash Payments

28(a) Investing activities with partial cash payments

	For the year end December 31,
	2019	2018
	US$’000	US$’000
Acquisition of property, plant and equipment	3,406	4,498
Add: Payable for PPE or CIP - Opening	213	311
Less: Payable for PPE or CIP - Ending	(355)	(213)
Less: Prepayment for PPE & CIP - Opening	(210)	(304)
Add: Prepayment for PPE & CIP - Ending	2,388	210
Less: acquisition by means of a lease	—	(61)
Cash paid during the year	5,442	4,441

Summary of Reconciliation of Liabilities Arising from Financing Activities

28(b) Reconciliation of liabilities arising from financing activities

	Interest -bearing loans and borrowings	Financial lease liabilities	Total
	US$’000	US$’000	US$’000
Balance at January 1, 2017	41,151	78	41,229
Changes in cash flows	-16,220	(46)	(16,266)
Foreign exchange adjustments	(117)	(8)	(125)
Acquisition of PP&E by means of a lease	—	61	61
Other changes	—	5	5
Balance at December 31, 2018	24,814	90	24,904
Recognized on adoption of IFRS 16	—	2,651	2,651
Changes in cash flows	(14,462)	(426)	(14,888)
Foreign exchange adjustments	1,004	29	1,033
Acquisition leases	—	476	476
Other changes	—	8	8
Balance at December 31, 2019	11,356	2,828	14,184